Other (Income)/Deductions - Net - Footnotes - Foreign Currency and Royalty Income (Details) $ in Millions		1 Months Ended	3 Months Ended	12 Months Ended
		Oct. 31, 2016	Dec. 31, 2015 VEB / $	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) VEB / $
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Royalty income	[1]			$ 499	$ 905	$ 922
Xtandi [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Royalty income				176	63
Collaborative Arrangement, Co-promotion [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Royalty revenue, term		36 months
Collaborative Arrangement, Co-promotion [Member] | Enbrel [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Decrease in royalty revenue				$ 470	$ 54
Royalty revenue, term		36 months
Venezuela [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Reduction in labor force, percentage			36.00%			36.00%
Venezuelan bolívar | Venezuela [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Official foreign exchange rate | VEB / $			6.3			6.3
Foreign exchange rate | VEB / $			200			200

[1]	Royalty-related income decreased in 2017 and 2016, primarily due to lower royalty income for Enbrel of $470 million in 2017, compared to 2016, and $54 million in 2016, compared to 2015, resulting from the expiration on October 31, 2016 of the 36-month royalty period under the collaboration agreement for Enbrel in the U.S. and Canada (the collaboration period under the agreement expired on October 31, 2013), partially offset by increases in Xtandi royalty-related income of $176 million in 2017, compared to 2016, and $63 million in 2016, compared to 2015.